Debt issued designated at fair value (Detail 1) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Issued debt instruments
Equity-linked	$ 41,901	$ 47,059
Rates-linked	16,276	16,369
Credit-linked	2,170	1,723
Fixed-rate	6,538	2,868
Commodity-linked	4,294	2,911
Other	2,459	2,868
of which: debt that contributes to total loss-absorbing capacity	1,959	2,136
Total debt issued designated at fair value	73,638	73,799
of which: issued by UBS AG with original maturity greater than one year	$ 57,750	$ 57,967
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%
UBS AG
Issued debt instruments
Equity-linked	$ 41,901	$ 47,059
Rates-linked	16,276	16,369
Credit-linked	2,170	1,723
Fixed-rate	6,538	2,868
Commodity-linked	4,294	2,911
Other	663	529
of which: debt that contributes to total loss-absorbing capacity	42,073	38,984
Total debt issued designated at fair value	71,842	71,460
of which: issued by UBS AG with original maturity greater than one year	$ 57,750	$ 57,967
Unsecured portion of issued debt instruments with original maturity greater than one year	100.00%	100.00%